Segment Financial Data (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule Of Segment Reporting Information By Segment [Table Text Block]

	Net Sales			Operating Profits
(dollars in millions)	2018	2017	2016	2018	2017	2016
Otis	$12,904	$12,341	$11,893	$1,915	$2,002	$2,125
Carrier	18,922	17,812	16,851	3,777	3,165	2,848
Pratt & Whitney	19,397	16,160	14,894	1,269	1,300	1,501
Collins Aerospace Systems	16,634	14,691	14,465	2,303	2,191	2,167
Total segment	67,857	61,004	58,103	9,264	8,658	8,641
Eliminations and other	(1,356)	(1,167)	(859)	(236)	(81)	(18)
General corporate expenses	—	—	—	(475)	(439)	(402)
Consolidated	$66,501	$59,837	$57,244	$8,553	$8,138	$8,221

	Total Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2018	2017	2016	2018	2017	2016	2018	2017	2016
Otis	$9,374	$9,421	$8,867	$172	$133	$94	$190	$177	$171
Carrier	22,189	22,657	21,787	263	326	340	357	372	354
Pratt & Whitney	29,341	26,768	22,971	866	923	725	852	672	550
Collins Aerospace Systems	73,115	34,567	34,093	515	527	452	883	823	807
Total segment	134,019	93,413	87,718	1,816	1,909	1,611	2,282	2,044	1,882
Eliminations and other	192	3,507	1,988	86	105	88	151	96	80
Consolidated	$134,211	$96,920	$89,706	$1,902	$2,014	$1,699	$2,433	$2,140	$1,962

Schedule of Revenues From External Customers And Long Lived Assets By Geographic Areas [Table Text Block]

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2018	2017	2016	2018	2017	2016	2018	2017	2016
United States Operations	$39,481	$33,912	$32,335	$4,941	$4,126	$4,304	$7,111	$5,323	$4,822
International Operations
Europe	12,857	11,879	11,151	2,141	1,959	1,826	1,908	1,817	1,538
Asia Pacific	8,847	8,770	8,260	1,476	1,491	1,486	1,349	1,113	999
Other	6,672	6,443	6,357	706	1,082	1,025	1,363	1,389	1,325
Eliminations and other	(1,356)	(1,167)	(859)	(711)	(520)	(420)	566	544	474
Consolidated	$66,501	$59,837	$57,244	$8,553	$8,138	$8,221	$12,297	$10,186	$9,158

Schedule Of Revenue By Major Customers By Reporting Segments [Table Text Block]

(dollars in millions)	2018	2017	2016
Pratt & Whitney	$4,489	$3,347	$3,187
Collins Aerospace Systems	2,779	2,299	2,301
Other	175	152	138
	$7,443	$5,798	$5,626

Revenue from External Customers by Geographic Areas [Table Text Block]

(dollars in millions)	2018	2017	2016
Europe	$6,285	$5,273	$5,065
Asia Pacific	5,429	3,634	3,449
Other	2,514	2,217	2,313
	$14,228	$11,124	$10,827

Schedule of Segment Reporting Information, by Geographic Market [Table Text Block]
Sales by primary geographical market for the year ended December 31, 2018 is as follows:

(dollars in millions)	Otis	Carrier	Pratt & Whitney	Collins Aerospace Systems	Total
Primary Geographical Markets
United States	$3,433	$9,402	$14,852	$11,794	$39,481
Europe	4,055	5,710	594	2,498	12,857
Asia Pacific	4,354	2,849	1,277	367	8,847
Other	1,062	961	2,674	1,975	6,672
Total segment	$12,904	$18,922	$19,397	$16,634	67,857
Eliminations and other					(1,356)
Consolidated					$66,501

Segment Reporting Disclosure, Product & Sales Type [Text Block]
for the year ended December 31, 2018 are as follows:

(dollars in millions)	Otis	Carrier	Pratt & Whitney	Collins Aerospace Systems	Total
Product Type
Commercial and industrial, non aerospace	$12,904	$18,922	$55	$60	$31,941
Commercial aerospace	—	—	14,027	12,564	26,591
Military aerospace	—	—	5,315	4,010	9,325
Total segment	$12,904	$18,922	$19,397	$16,634	67,857
Eliminations and other					(1,356)
Consolidated					$66,501

Sales Type
Product	$5,636	$15,682	$11,410	$13,915	$46,643
Service	7,268	3,240	7,987	2,719	21,214
Total segment	$12,904	$18,922	$19,397	$16,634	67,857
Eliminations and other					(1,356)
Consolidated					$66,501